UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 53.2%
Consumer Discretionary 6.6%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	28,800	1,060,704
Hotels Restaurants & Leisure 1.3%
Brinker International, Inc.	34,300	1,003,961
Darden Restaurants, Inc.	61,500	2,705,385
McDonald's Corp.	54,600	2,771,496
Yum! Brands, Inc.	107,900	3,530,488

		10,011,330
Household Durables 0.6%
Centex Corp.	35,700	1,431,570

NVR, Inc.*	5,300	3,602,675

		5,034,245
Media 1.5%
McGraw-Hill Companies, Inc.	84,200	5,732,336
Regal Entertainment Group "A"	21,800	478,074
The DIRECTV Group, Inc.*	246,100	5,687,371

		11,897,781
Multiline Retail 1.3%
Big Lots, Inc.*	22,600	664,892
Dollar Tree Stores, Inc.*	38,100	1,659,255
Family Dollar Stores, Inc.	95,600	3,280,992
Macy's, Inc.	108,200	4,304,196
Target Corp.	13,800	877,680

		10,787,015
Specialty Retail 1.3%
American Eagle Outfitters, Inc.	86,900	2,229,854
AutoZone, Inc.*	27,700	3,784,374
Dick's Sporting Goods, Inc.*	62,600	3,641,442
GameStop Corp. "A"*	14,800	578,680

		10,234,350
Textiles, Apparel & Luxury Goods 0.5%
Polo Ralph Lauren Corp.	41,600	4,081,376
Consumer Staples 3.2%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	90,500	2,172,000
PepsiCo, Inc.	23,700	1,536,945

		3,708,945
Food & Staples Retailing 0.4%
Kroger Co.	27,300	767,949
Safeway, Inc.	75,700	2,576,071

		3,344,020
Food Products 1.0%
Dean Foods Co.	44,400	1,415,028
General Mills, Inc.	80,700	4,714,494
Kellogg Co.	26,300	1,362,077
Smithfield Foods, Inc.*	7,200	221,688
The J.M. Smucker Co.	9,600	611,136

		8,324,423
Household Products 0.7%
Colgate-Palmolive Co.	79,900	5,181,515
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	10,800	491,508
Tobacco 0.5%
Altria Group, Inc.	53,700	3,766,518
Loews Corp. - Carolina Group	7,000	540,890

		4,307,408
Energy 6.5%
Energy Equipment & Services 1.3%
Global Industries Ltd.*	86,200	2,311,884
Patterson-UTI Energy, Inc.	17,500	458,675
Tidewater, Inc.	57,400	4,068,512
Transocean, Inc.*	15,300	1,621,494

Unit Corp.*	32,300	2,031,993

		10,492,558
Oil, Gas & Consumable Fuels 5.2%
Chesapeake Energy Corp.	122,600	4,241,960
Chevron Corp.	123,540	10,407,010
ConocoPhillips	10,100	792,850
Devon Energy Corp.	72,300	5,660,367
ExxonMobil Corp.	215,400	18,067,752
Marathon Oil Corp.	45,700	2,740,172

		41,910,111
Financials 10.0%
Capital Markets 3.2%
Lehman Brothers Holdings, Inc.	16,800	1,251,936
Merrill Lynch & Co., Inc.	90,500	7,563,990
Morgan Stanley	96,300	8,077,644
The Goldman Sachs Group, Inc.	38,800	8,409,900

		25,303,470
Commercial Banks 1.1%
US Bancorp.	48,100	1,584,895
Wachovia Corp.	60,000	3,075,000
Wells Fargo & Co.	127,000	4,466,590

		9,126,485
Diversified Financial Services 3.0%
Bank of America Corp.	252,852	12,361,934
Citigroup, Inc.	12,800	656,512
JPMorgan Chase & Co.	225,100	10,906,095

		23,924,541
Insurance 1.9%
ACE Ltd.	7,600	475,152
Arch Capital Group Ltd.*	4,100	297,414
Genworth Financial, Inc. "A"	115,500	3,973,200
Hartford Financial Services Group, Inc.	8,700	857,037
MetLife, Inc.	88,800	5,725,824
PartnerRe Ltd.	2,900	224,750
RenaissanceRe Holdings Ltd.	6,200	384,338
The Travelers Companies, Inc.	22,900	1,225,150
W.R. Berkley Corp.	27,300	888,342
XL Capital Ltd. "A"	15,600	1,314,924

		15,366,131
Real Estate 0.8%
AMB Property Corp. (REIT)	4,000	212,880
AvalonBay Communities, Inc. (REIT)	3,200	380,416
Equity Residential (REIT)	22,100	1,008,423
Essex Property Trust, Inc. (REIT)	700	81,410
Hospitality Properties Trust (REIT)	4,100	170,109
Host Hotels & Resorts, Inc. (REIT)	32,000	739,840
ProLogis (REIT)	17,900	1,018,510
Public Storage (REIT)	10,380	797,392
Simon Property Group, Inc. (REIT)	10,700	995,528
The Macerich Co. (REIT)	2,300	189,566
Vornado Realty Trust (REIT)	9,800	1,076,432

		6,670,506

Health Care 6.4%
Biotechnology 1.3%
Cephalon, Inc.*	4,000	321,560
Genzyme Corp.*	75,600	4,868,640
Gilead Sciences, Inc.*	134,200	5,202,934

		10,393,134
Health Care Equipment & Supplies 1.1%
Advanced Medical Optics, Inc.*	68,400	2,385,792
Becton, Dickinson & Co.	56,500	4,209,250
Dade Behring Holdings, Inc.	24,300	1,290,816
Zimmer Holdings, Inc.*	11,400	967,746

		8,853,604
Health Care Providers & Services 1.4%
Aetna, Inc.	20,800	1,027,520
Coventry Health Care, Inc.*	57,500	3,314,875
Health Net, Inc.*	21,600	1,140,480
Humana, Inc.*	60,000	3,654,600
WellPoint, Inc.*	27,400	2,187,342

		11,324,817
Life Sciences Tools & Services 0.3%
Invitrogen Corp.*	26,200	1,932,250
Pharmaceuticals 2.3%
Abbott Laboratories	148,400	7,946,820
Eli Lilly & Co.	124,100	6,934,708
Merck & Co., Inc.	27,800	1,384,440
Pfizer, Inc.	3,000	76,710
Sepracor, Inc.*	56,800	2,329,936

		18,672,614
Industrials 6.6%
Aerospace & Defense 3.5%
Boeing Co.	88,600	8,519,776
General Dynamics Corp.	18,600	1,454,892
Honeywell International, Inc.	117,200	6,596,016
Lockheed Martin Corp.	77,100	7,257,423
Precision Castparts Corp.	12,300	1,492,728
Raytheon Co.	48,000	2,586,720

		27,907,555
Airlines 0.7%
AMR Corp.*	109,900	2,895,865
Continental Airlines, Inc. "B"*	80,800	2,736,696

		5,632,561
Commercial Services & Supplies 0.3%
Dun & Bradstreet Corp.	9,500	978,310
Equifax, Inc.	20,300	901,726
The Brink's Co.	13,600	841,704

		2,721,740
Construction & Engineering 0.1%
Fluor Corp.	4,600	512,302
Industrial Conglomerates 0.6%
General Electric Co.	117,700	4,505,556
Machinery 1.0%
AGCO Corp.*	19,600	850,836
Caterpillar, Inc.	78,900	6,177,870

PACCAR, Inc.	10,100	879,104

		7,907,810
Road & Rail 0.4%
Hertz Global Holdings, Inc.*	18,400	488,888
Ryder System, Inc.	52,400	2,819,120

		3,308,008
Information Technology 7.5%
Communications Equipment 0.0%
Cisco Systems, Inc.*	11,000	306,350
Computers & Peripherals 2.7%
Hewlett-Packard Co.	176,000	7,853,120
International Business Machines Corp.	89,800	9,451,450
Lexmark International, Inc. "A"*	43,100	2,125,261
NCR Corp.*	8,500	446,590
Western Digital Corp.*	89,300	1,727,955

		21,604,376
Electronic Equipment & Instruments 0.1%
Vishay Intertechnology, Inc.*	67,600	1,069,432
Internet Software & Services 0.7%
eBay, Inc.*	54,400	1,750,592
Google, Inc. "A"*	6,765	3,540,666
Yahoo!, Inc.*	9,700	263,161

		5,554,419
IT Services 0.5%
Accenture Ltd. "A"	16,800	720,552
Computer Sciences Corp.*	39,600	2,342,340
Convergys Corp.*	36,100	875,064

		3,937,956
Semiconductors & Semiconductor Equipment 1.7%
Atmel Corp.*	38,500	214,060
MEMC Electronic Materials, Inc.*	52,800	3,227,136
National Semiconductor Corp.	138,700	3,921,049
NVIDIA Corp.*	74,100	3,061,071
Teradyne, Inc.*	143,700	2,526,246
Xilinx, Inc.	13,000	348,010

		13,297,572
Software 1.8%
BMC Software, Inc.*	15,300	463,590
Microsoft Corp.	424,358	12,505,830
Symantec Corp.*	50,260	1,015,252

		13,984,672
Materials 2.4%
Chemicals 1.5%
Albemarle Corp.	41,500	1,598,995
Celanese Corp. "A"	89,900	3,486,322
Chemtura Corp.	81,500	905,465
Huntsman Corp.	60,300	1,465,893
Lyondell Chemical Co.	121,000	4,491,520

		11,948,195
Containers & Packaging 0.2%
Packaging Corp. of America	34,600	875,726

Sonoco Products Co.	18,500	791,985

		1,667,711
Metals & Mining 0.7%
Cleveland-Cliffs, Inc.	12,700	986,409
Nucor Corp.	66,700	3,911,955
United States Steel Corp.	3,700	402,375

		5,300,739
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	41,159	1,708,098
CenturyTel, Inc.	29,600	1,451,880
Citizens Communications Co.	185,200	2,828,004
Embarq Corp.	51,700	3,276,229
Verizon Communications, Inc.	211,900	8,723,923
Windstream Corp.	29,000	428,040

		18,416,174
Wireless Telecommunication Services 0.0%
United States Cellular Corp.*	3,500	317,100
Utilities 1.7%
Electric Utilities 1.1%
Exelon Corp.	49,500	3,593,700
Southern Co.	147,100	5,044,059

		8,637,759
Multi-Utilities 0.6%
PG&E Corp.	8,000	362,400
Sempra Energy	74,900	4,436,327

		4,798,727

Total Common Stocks (Cost $415,737,867)		425,771,555
	Principal Amount ($)	Value ($)

Corporate Bonds 6.5%
Consumer Discretionary 0.6%
TCI Communications, Inc., 8.75%, 8/1/2015	1,529,000	1,768,136
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	1,981,000	1,945,390
Time Warner, Inc., 7.625%, 4/15/2031	12,000	12,856
Viacom, Inc.:
5.75%, 4/30/2011	678,000	677,018
6.875%, 4/30/2036	259,000	250,226

		4,653,626
Consumer Staples 0.2%
CVS Caremark Corp.:
6.25%, 6/1/2027	487,000	471,879
6.302%, 6/1/2037 (a)	1,336,000	1,315,064

		1,786,943
Energy 0.6%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037 (a)	920,000	902,971
Enterprise Products Operating LP, 7.5%, 2/1/2011	71,000	74,845
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,155,154
TransCanada Pipelines Ltd., 6.35%, 5/15/2067 (a)	745,000	716,212

		4,849,182

Financials 3.0%
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	1,305,000	1,270,290
Series J, 5.625%, 8/17/2011	895,000	893,330
Axa, 144A, 6.379%, 12/14/2049	710,000	640,471
Corp. Andina de Fomento, 5.75%, 1/12/2017	680,000	667,554
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	560,000	644,987
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,180,000	1,259,311
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	745,185
FPL Group Capital, Inc., 6.65%, 6/15/2067	1,037,000	1,028,412
Goldman Sachs Capital II, 5.793%, 12/29/2049	850,000	829,553
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049	925,000	877,531
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	520,000	487,928
6.22%, 9/15/2026 (a)	520,000	506,640
Morgan Stanley, 5.45%, 1/9/2017	1,370,000	1,297,172
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	1,335,000	1,311,739
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,055,000	2,124,480
SMFG Preferred Capital, 144A, 6.078%, 1/29/2049	1,195,000	1,149,602
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	720,000	706,563
Stoneheath Re, 6.868%, 12/29/2049	1,460,000	1,448,904
The Travelers Companies, Inc., 6.25%, 3/15/2037 (a)	285,000	273,870
The Travelers Cos., Inc., 6.25%, 6/15/2037	1,155,000	1,118,450
TNK-BP Finance SA, 144A, 6.625%, 3/20/2017	109,000	105,599
UDR , Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	291,484
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,610,000	1,602,984
Woori Bank, 144A, 6.208%, 5/2/2037	670,000	641,608
XL Capital Ltd., Series E, 6.5%, 12/31/2049	1,095,000	1,028,409
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	711,000	690,721

		23,642,777
Health Care 0.0%
Quest Diagnostics, Inc., 6.95%, 7/1/2037	336,000	339,802
Information Technology 0.1%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	629,000	615,221
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	315,000	307,125
6.8%, 10/1/2016	75,000	72,000

		994,346
Materials 0.2%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015 (a)	1,042,000	1,006,865
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	499,000	493,117

		1,499,982
Telecommunication Services 0.4%
Embarq Corp., 7.082%, 6/1/2016 (a)	1,134,000	1,140,353
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	354,000	353,848
Qwest Corp., 7.625%, 6/15/2015	913,000	942,672
Telecom Italia Capital:
4.95%, 9/30/2014	166,000	153,803
5.25%, 11/15/2013	562,000	535,515

		3,126,191
Utilities 1.4%
Arizona Public Service Co., 6.875%, 8/1/2036	490,000	507,745
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	265,000	266,255

Constellation Energy Group, 7.6%, 4/1/2032	290,000	320,041
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	400,000	402,308
7.5%, 6/30/2066	1,305,000	1,371,470
Energy East Corp.:
6.75%, 6/15/2012 (a)	970,000	1,009,922
6.75%, 7/15/2036	450,000	466,214
Integrys Energy Group, Inc., 6.11%, 12/1/2066	795,000	762,330
Nevada Power Co., Series N, 6.65%, 4/1/2036	1,100,000	1,103,647
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,730,000	1,750,760
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,135,000	1,092,917
Westar Energy, Inc., 5.95%, 1/1/2035	990,000	905,006
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	1,200,000	1,154,258

		11,112,873

Total Corporate Bonds (Cost $52,397,777)		52,005,722
Asset Backed 1.6%
Home Equity Loans 1.3%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	839,365	836,710
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	492,931	490,597
Citigroup Mortgage Loan Trust, Inc., "A2B", Series 2006-WF2, 5.735%, 5/25/2036	2,075,000	2,067,556
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	965,154	959,688
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,320,000	1,291,976
"A6", Series 2006-15, 5.826%, 10/25/2046	450,000	440,088
"A1B", Series 2007-S1, 5.888%, 11/25/2036	826,975	825,627
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,295,000	1,288,515
Credit-Based Asset Servicing and Securitization, "A2A", Series 2007-CB2, 5.891%, 2/25/2037	1,466,064	1,463,414
Household Home Equity Loan Trust:
"A1F", Series 2006-4, 5.79%, 3/20/2036	968,778	966,653
"A1F", Series 2006-3, 5.98%, 3/20/2036	471,389	470,599
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	21,382	20,947
Renaissance Home Equity Loan Trust, "AF2", Series 2005-3, 4.723%, 11/25/2035	969,997	965,085
Residential Asset Securities Corp., "AI1", Series 2006-KS3, 5.39% **, 4/25/2036	460,011	460,094

Total Asset Backed (Cost $12,640,854)		12,547,549
Mortgage Backed Securities Pass-Throughs 4.1%
Federal Home Loan Mortgage Corp.:
4.5%, 6/1/2020	2,251,664	2,143,567
5.5%, with various maturities from 10/1/2023 until 9/1/2034 (g)	2,981,035	2,882,444
6.0%, 12/1/2025	1,057,845	1,052,969
6.5%, 1/1/2035	951,769	970,136
Federal National Mortgage Association:
4.5%, with various maturities from 6/1/2019 until 10/1/2033	5,453,588	5,120,032
5.5%, with various maturities from 11/1/2024 until 3/1/2037 (g)	13,649,002	13,222,251
6.0%, with various maturities from 1/1/2024 until 4/1/2024	1,952,911	1,942,995
6.5%, with various maturities from 5/1/2023 until 8/1/2036	5,613,060	5,673,945
9.0%, 11/1/2030	59,778	64,377

Total Mortgage Backed Securities Pass-Throughs (Cost $33,611,266)		33,072,716
Commercial and Non-Agency Mortgage-Backed Securities 13.7%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.764% **, 5/25/2036	1,345,000	1,337,496
Asset Securitization Corp., "A1C", Series 1997-D5, 6.75%, 2/14/2043	2,042,621	2,049,406
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	2,060,000	1,966,230
"A2", Series 2007-2, 5.634%, 4/10/2049	2,100,000	2,096,076

Banc of America Mortgage Securities, "1A11", Series 2003-2, 5.5%, 4/25/2033	1,265,000	1,259,185
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% **, 2/25/2036	2,971,271	2,902,682
"2A1", Series 2006-4, 5.818% **, 10/25/2036	1,126,953	1,124,446
Bear Stearns Commercial Mortgage Securities, Inc., "AAB", Series 2007-PW16, 5.713% **, 10/11/2016	1,550,000	1,548,605
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.272% **, 12/25/2035	1,152,990	1,136,364
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	430,550	429,061
"1A1", Series 2004-8, 5.5%, 10/25/2034	911,712	905,634
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,000,000	978,183
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.54% **, 3/25/2036	2,222,828	2,210,157
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,218,689	1,230,305
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD4, 5.322%, 12/11/2049	1,300,000	1,247,028
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,202,000	1,202,719
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	896,728	888,021
"A6", Series 2004-14T2, 5.5%, 8/25/2034	845,919	839,755
"1A1", Series 2004-J1, 6.0%, 2/25/2034	203,764	202,784
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.235% **, 3/20/2036	1,315,000	1,296,103
"2A1", Series 2006-HYB1, 5.355% **, 3/20/2036	964,811	955,309
"1A1", Series 207-HY1, 5.718% **, 4/25/2037	1,906,775	1,895,743
Credit Suisse Mortgage Capital Certificates, Inc.:
"3A1", Series 2006-9, 6.0%, 11/25/2036	507,016	498,381
"5A14", Series 2007-1, 6.0%, 2/25/2037	1,405,247	1,402,755
First Horizon Mortgage Pass-Through Trust, "1A2", Series 2006-AR4, 5.508% **, 1/25/2037	2,048,381	2,029,125
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	777,993	772,409
"4A1", Series 2005-AR6, 5.462% **, 11/19/2035	1,080,273	1,051,591
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,770,939	1,762,910
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	2,150,000	2,125,204
GS Mortgage Securities Corp. II:
"K", Series GG10, 144A, 5.993%, 8/10/2045	993,000	844,834
"AAB", Series 2007-GG10, 5.993%, 8/10/2045 (b)	2,100,000	2,105,838
GSR Mortgage Loan Trust:
"2A1", Series 2007-AR2, 5.495%, 5/25/2047	2,083,009	2,071,129
"1A2", Series 2005-3F, 5.5%, 3/25/2035	1,955,000	1,933,672
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.376% **, 12/25/2036	1,428,109	1,410,702
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% **, 2/12/2049	1,280,000	1,277,606
"ASB", Series 2007-LD11, 6.007% **, 6/15/2049 (b)	2,140,000	2,143,329
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.78% **, 7/25/2035	2,109,900	2,065,677
"3A3", Series 2004-A3, 4.982% **, 7/25/2034	1,380,000	1,321,918
"2A1R", Series 2006-A7, 5.462% **, 1/25/2037	1,870,882	1,853,236
"1A1", Series 2007-A4, 5.502%, 6/25/2037	2,097,021	2,098,678
"2A4", Series 2006-A2, 5.755% **, 4/25/2036	2,000,000	1,989,184
"2A1" Series 2006-A5, 5.84% **, 8/25/2036	1,265,325	1,267,412
LB-UBS Commercial Mortgage Trust, "A2", Series 2007-C2, 5.303%, 2/15/2040	2,130,000	2,099,785
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,276,734	1,245,646
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,213,398	1,215,765
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% **, 12/21/2034	1,379,831	1,337,328
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	58,893	59,202

Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,038,978	992,711
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	175,000	170,312
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	700,000	696,457
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	2,200,000	2,171,773
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,410,000	1,394,959
Mortgage Capital Funding, Inc.:
"A2", Series 1998-MC3, 6.337%, 11/18/2031	659,711	661,627
"E", Series 1997-MC2, 7.214%, 11/20/2027	1,925,000	1,923,033
Residential Accredit Loans, Inc.:
"A3", Series 2004-QS11, 5.5%, 8/25/2034	606,946	602,679
"CB", Series 2004-QS2, 5.75%, 2/25/2034	723,031	698,064
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.637% **, 2/25/2037	657,243	652,645
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,148,440
"5A1", Series 2005-18, 5.534% **, 9/25/2035	963,997	956,325
"2A1", Series 2006-1, 5.62% **, 2/25/2036	593,676	589,670
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	367,382	341,608
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,000,000	980,896
"APB", Series 2005-C22, 5.271% **, 12/15/2044	1,300,000	1,274,268
"A5", Series 2007-C30, 5.342%, 12/15/2043	1,300,000	1,248,764
"A2", Series 2007-C31, 5.421%, 4/15/2047	1,380,000	1,362,745
"A2", Series 2007-C32, 5.736%, 6/15/2049	1,420,000	1,422,499
"H", Series 2007-C32, 144A, 5.741%, 6/15/2049	990,000	898,425
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.062% **, 12/25/2035	1,325,000	1,297,038
"1A3", Series 2005-AR16, 5.109% **, 12/25/2035	1,305,000	1,279,712
"1A1", Series 2006-AR18, 5.358% **, 1/25/2037	1,371,942	1,354,112
"2A2", Series 2006-AR18, 5.501% **, 1/25/2037	1,385,000	1,348,066
"1A1", Series 2006-AR16, 5.614% **, 12/25/2036	1,742,164	1,729,717
"4A1", Series 2007-HY7, 5.879% **, 7/25/2037	2,210,000	2,191,473
"1A3", Series 2006-AR8, 5.9% **, 8/25/2046	1,395,000	1,405,333
Wells Fargo Mortgage Backed Securities Trust:
"2A5", Series 2006-AR2, 5.089% **, 3/25/2036	3,982,684	3,936,024
"3A2", Series 2006-AR8, 5.238% **, 4/25/2036	2,070,000	2,043,623
"A1", Series 2006-3, 5.5%, 3/25/2036	1,816,715	1,797,597
"A6", Series 2006-AR11, 5.519% **, 8/25/2036	1,995,000	1,957,752
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,304,727	1,298,715

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $110,404,507)		109,511,670
Collateralized Mortgage Obligations 2.7%
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,348,739	1,287,077
"BE" Series 3128, 5.0%, 5/15/2033	1,400,000	1,314,420
"BG", Series 2869, 5.0%, 7/15/2033	315,000	299,087
"KD", Series 2915, 5.0%, 9/15/2033	1,460,000	1,381,233
"NE", Series 2802, 5.0%, 2/15/2033	880,000	837,512
"NE", Series 2921, 5.0%, 9/15/2033	2,080,000	1,966,282
"PD", Series 2783, 5.0%, 1/15/2033	1,385,000	1,314,426
"PD", Series 2844, 5.0%, 12/15/2032	1,175,000	1,114,318
"PE", Series 2864, 5.0%, 6/15/2033	2,080,000	1,975,797
"TE", Series 2780, 5.0%, 1/15/2033	875,000	833,022
"XD", Series 2941, 5.0%, 5/15/2033	2,010,000	1,900,264
"PE", Series 2378, 5.5%, 11/15/2016	1,250,194	1,247,403
"PE", Series 2512, 5.5%, 2/15/2022	1,725,000	1,712,418

"YA", Series 2841, 5.5%, 7/15/2027	1,323,214	1,324,686
Federal National Mortgage Association:
"YD", Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,321,358
"HE", Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,217,917
"PE", Series 2005-44, 5.0%, 7/25/2033	595,000	562,162
"VD", Series 2002-56, 6.0%, 4/25/2020	3,240	3,231
"A2", Series 1998-M1, 6.25%, 1/25/2008	167,106	166,894

Total Collateralized Mortgage Obligations (Cost $22,245,027)		21,779,507
Municipal Bonds and Notes 1.6%
Arroyo Grande, CA, Redevelopment Agency, Tax Allocation, Redevelopment Project Area, 5.304%, 9/1/2019 (c)	1,280,000	1,230,950
Gainesville, FL, Utilities Systems Revenue, Series B, 5.31%, 10/1/2021 (c)	1,390,000	1,340,599
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project:
5.42%, 2/1/2010 (c)	1,090,000	1,086,697
5.57%, 2/1/2014 (c)	610,000	605,395
Los Angles, CA, Community Redevelopment Agency, Finance Authority Revenue, Pooled Financing, Series L, 6.15%, 9/1/2026 (c)	1,190,000	1,205,256
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 3.9%, 7/1/2010 (c)	950,000	912,342
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (c)	2,300,000	2,282,957
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,740,000	1,799,143
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,105,000	1,038,623
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (c)	1,400,000	1,381,548

Total Municipal Bonds and Notes (Cost $13,037,669)		12,883,510
Government & Agency Obligations 5.6%
US Treasury Obligations
US Treasury Bills:
4.585%***, 7/19/2007 (d)	3,500,000	3,491,976
4.845% ***, 7/19/2007 (d)	7,280,000	7,262,364
US Treasury Bonds:
6.0%, 2/15/2026 (a)	10,714,000	11,694,995
8.75%, 8/15/2020 (a)	1,957,000	2,613,513
US Treasury Notes:
4.625%, 12/31/2011 (a)	9,592,000	9,472,848
4.625%, 2/29/2012 (a)	7,957,000	7,855,055
4.875%, 8/31/2008 (a)	2,684,000	2,679,808

Total Government & Agency Obligations (Cost $45,426,904)		45,070,559
	Shares	Value ($)

Preferred Stocks 0.0%
Arch Capital Group Ltd., Series A, 8.0% (Cost $20,498)	809	20,857
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 5.36% (e) (f) (Cost $41,443,585)	41,443,585	41,443,585
Cash Equivalents 10.4%
Cash Management QP Trust, 5.34% (e) (Cost $82,869,667)	82,869,667	82,869,667

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $829,835,621)				104.6	836,976,897
Other Assets and Liabilities, Net				(4.6)	(36,645,452)

Net Assets				100.0	800,331,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of June 30, 2007.

***					Annualized yield at time of purchase; not a coupon rate.
(a)					All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $40,570,165 which is 5.1% of net assets.
(b)					When issued security.
(c)					Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Financial Guaranty Insurance Company	0.2
	Financial Security Assurance, Inc.	0.2
	MBIA Corporation	0.7
	XL Capital Insurance	0.2
(d)					At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)					Represents collateral held in connection with securities lending.
(g)					Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

EOE Dutch Stock Index	7/20/2007	281	40,929,856	41,781,870	852,014
Hang Seng Index	7/30/2007	202	28,300,295	28,255,768	(44,527)
IBEX 35 Index	7/20/2007	22	4,364,012	4,413,977	49,965
S&P 500 Index	9/20/2007	37	13,927,273	14,017,450	90,177
S&P/MIB 30 Index	9/21/2007	141	39,862,047	40,423,907	561,860
Total net unrealized appreciation					1,509,489

At June 30, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	9/19/2007	88	9,384,795	9,301,875	82,920
S&P 500 Index	9/20/2007	164	62,528,400	62,131,400	397,000

Total unrealized appreciation					479,920

As of June 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	10,833,361	GBP	5,536,000	9/19/2007	220,471
USD	41,225,989	NZD	55,415,000	9/19/2007	1,219,025
Total unrealized appreciation					1,439,496
Currency Abbreviations
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007